Reconciliation of Financial Statements to Form 5500 (Tables) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets Available for Benefits
The following table presents a reconciliation of net assets available for benefits at December 31, 2025 and 2024 per these financial statements to the net assets per the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$764,305,717	$658,335,629
Current year employer contributions receivable	(454,852)	(1,153,891)
Deemed distributions	(63,840)	(61,549)
Pending Settlement	1,946	—

Net assets per the Form 5500	$763,788,971	$657,120,189

Summary of Reconciliation of Investments
The following table presents a reconciliation of investments at December 31, 2025 and 2024 per these financial statements to investments per the Form 5500:

	2025	2024
Investments per the financial statements	$754,812,944	$648,984,825
Deemed distributions	(63,840)	(61,549)
Notes receivable from participants	9,037,921	8,196,913
Pending Settlement	1,946	—

Investments per the Form 5500	$763,788,971	$657,120,189

Summary of Reconciliation of the Increase In Net Assets
The following table presents a reconciliation of the increase in net assets available for benefits for the year ended December 31, 2025 per the financial statements to net income per the Form 5500:

Increase in net assets available for benefits per the financial statements	$105,970,088
Current year deemed distributions	(63,840)
Prior year deemed distributions	61,549
Current year employer contributions receivable	(454,852)
Pending Settlement	1,946
Prior year employer contributions receivable	1,153,891

Net income per the Form 5500	$106,668,782